Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
ASSET BACKED SECURITIES — 0.1%
Domino's Pizza Master Issuer LLC,
Series 2017-1A Class A23, 144A 4.118%, 07/25/47@	$2,751	$2,733,578
Series 2019-1A Class A2, 144A 3.668%, 10/25/49@	2,127	2,045,796
TOTAL ASSET BACKED SECURITIES (Cost $4,858,015)		4,779,374
	Number of Shares
COMMON STOCKS — 63.5%
Aerospace & Defense — 0.4%
Lockheed Martin Corp.	40,703	20,319,345
Auto Parts & Equipment — 1.2%
Aurora Innovation, Inc.*	11,682,036	62,966,174
Biotechnology — 0.7%
Arcellx, Inc.*	98,500	8,086,850
BioNTech S.E., ADR*	128,673	12,689,731
Cytokinetics, Inc.*	189,560	10,418,218
Ionis Pharmaceuticals, Inc.*	60,528	3,959,742
		35,154,541
Building Materials — 0.5%
Vulcan Materials Co.	79,744	24,530,849
Computers — 4.4%
Apple, Inc.	891,001	226,875,585
Diversified Financial Services — 2.1%
Mastercard, Inc., Class A	92,167	52,425,511
Visa, Inc., Class A††	169,476	57,855,717
		110,281,228
Electric — 5.3%
Ameren Corp.	726,108	75,791,153
CenterPoint Energy, Inc.	2,421,085	93,938,098
DTE Energy Co.	287,600	40,675,268
PPL Corp.	1,668,715	62,009,449
		272,413,968
Electronics — 0.7%
Amphenol Corp., Class A	306,667	37,950,041
Environmental Control — 0.3%
Veralto Corp.	163,134	17,391,716
Gas — 1.7%
NiSource, Inc.	2,037,498	88,223,663
Healthcare Products — 5.6%
Abbott Laboratories	850,825	113,959,501
Danaher Corp.	303,947	60,260,532
GE HealthCare Technologies, Inc.	57,300	4,303,230
Hologic, Inc.*	142,765	9,635,210
Revvity, Inc.	1,109,953	97,287,380
		285,445,853
	Number of Shares	Value†

Healthcare Services — 1.5%
The Cigna Group.	177,471	$51,156,016
UnitedHealth Group, Inc.	78,513	27,110,539
		78,266,555
Insurance — 1.7%
Arthur J. Gallagher & Co.	116,783	36,172,366
Willis Towers Watson PLC	153,811	53,134,010
		89,306,376
Internet — 8.5%
Alphabet, Inc., Class A	440,383	107,057,107
Amazon.com, Inc.*,††	974,638	214,001,266
Meta Platforms, Inc., Class A	157,492	115,658,975
		436,717,348
Machinery — Diversified — 1.0%
Ingersoll Rand, Inc.	429,097	35,451,994
Otis Worldwide Corp.	152,122	13,908,515
		49,360,509
Oil & Gas — 1.2%
Canadian Natural Resources Ltd.	1,944,718	62,153,187
Pharmaceuticals — 5.6%
Becton Dickinson & Co.††	778,989	145,803,371
Cencora, Inc.	122,391	38,250,859
Eli Lilly & Co.	51,100	38,989,300
McKesson Corp.	75,824	58,577,073
Vaxcyte, Inc.*	118,983	4,285,768
		285,906,371
Retail — 2.9%
Chipotle Mexican Grill, Inc.*,††	947,043	37,114,615
Starbucks Corp.††	564,257	47,736,142
Yum! Brands, Inc.††	427,746	65,017,392
		149,868,149
Semiconductors — 7.7%
Advanced Micro Devices, Inc.*,††	478,163	77,361,992
Broadcom, Inc.	145,340	47,949,119
NVIDIA Corp.	1,390,255	259,393,778
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	34,000	9,495,860
		394,200,749
Software — 10.5%
Intuit, Inc.	19,723	13,469,034
Microsoft Corp.††	557,423	288,717,243
PTC, Inc.*	528,323	107,260,136
Roper Technologies, Inc.	135,757	67,700,658
Salesforce, Inc.	63,803	15,121,311
Workday, Inc., Class A*	192,385	46,312,841
		538,581,223
TOTAL COMMON STOCKS (Cost $2,839,307,293)		3,265,913,430

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Flexibly Managed Fund
	Number of Shares	Value†

PREFERRED STOCKS — 0.5%
Auto Manufacturers — 0.5%
Waymo LLC, Series A-2, CONV(1),*,#	245,568	$26,017,929
Electric — 0.0%
CMS Energy Corp., 2078*	17,647	419,646
TOTAL PREFERRED STOCKS (Cost $21,527,412)		26,437,575
	Par (000)
CORPORATE BONDS — 7.6%
Advertising — 0.1%
Lamar Media Corp.
3.750%, 02/15/28	$2,796	2,719,594
4.875%, 01/15/29	528	523,268
3.625%, 01/15/31	435	404,806
		3,647,668
Aerospace & Defense — 1.3%
TransDigm, Inc.
144A, 6.750%, 08/15/28@	2,152	2,193,073
4.625%, 01/15/29	3,763	3,687,640
144A, 6.375%, 03/01/29@	11,499	11,755,857
144A, 7.125%, 12/01/31@	9,033	9,414,643
144A, 6.625%, 03/01/32@	16,679	17,169,643
144A, 6.375%, 05/31/33@	11,680	11,799,276
144A, 6.250%, 01/31/34@	880	904,140
144A, 6.750%, 01/31/34@	8,169	8,446,231
		65,370,503
Commercial Services — 0.2%
Korn Ferry, 144A 4.625%, 12/15/27@	3,386	3,362,673
Service Corp. International
4.625%, 12/15/27	479	476,650
3.375%, 08/15/30	2,557	2,370,950
5.750%, 10/15/32	2,818	2,854,880
		9,065,153
Computers — 0.1%
Booz Allen Hamilton, Inc.
144A, 4.000%, 07/01/29@	2,245	2,191,103
5.950%, 08/04/33	2,469	2,592,712
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	572	544,809
		5,328,624
Electric — 0.1%
CenterPoint Energy, Inc. (UST Yield Curve CMT 5 Yr + 2.223%) 5.950%, 04/01/56	5,158	5,158,000
Entertainment — 0.6%
Six Flags Entertainment Corp.
144A, 5.500%, 04/15/27@	7,044	7,031,862
144A, 7.250%, 05/15/31@	2,592	2,592,710
	Par (000)	Value†

Entertainment — (continued)
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.
5.375%, 04/15/27	$8,262	$8,240,273
6.500%, 10/01/28	5,484	5,508,415
5.250%, 07/15/29	2,749	2,658,529
Vail Resorts, Inc., 144A 6.500%, 05/15/32@	3,481	3,600,012
VAIL RESORTS, Inc., 144A 5.625%, 07/15/30@	1,555	1,564,719
		31,196,520
Healthcare Products — 0.2%
Avantor Funding, Inc.
144A, 4.625%, 07/15/28@	5,491	5,401,191
144A, 3.875%, 11/01/29@	3,506	3,334,078
Hologic, Inc., 144A 3.250%, 02/15/29@	2,541	2,453,267
		11,188,536
Healthcare Services — 0.2%
IQVIA, Inc.
144A, 5.000%, 05/15/27@	4,372	4,359,857
144A, 6.500%, 05/15/30@	2,589	2,675,848
Surgery Center Holdings, Inc., 144A 7.250%, 04/15/32@	2,215	2,275,193
		9,310,898
Insurance — 2.0%
AmWINS Group, Inc., 144A 6.375%, 02/15/29@	3,277	3,340,698
Broadstreet Partners Group LLC, 144A 5.875%, 04/15/29@	8,371	8,348,850
HUB International Ltd.
144A, 5.625%, 12/01/29@	4,835	4,829,847
144A, 7.250%, 06/15/30@	41,940	43,725,638
144A, 7.375%, 01/31/32@	26,096	27,175,748
Ryan Specialty LLC
144A, 4.375%, 02/01/30@	2,140	2,064,550
144A, 5.875%, 08/01/32@	5,209	5,269,372
USI, Inc., 144A 7.500%, 01/15/32@	8,714	9,127,715
		103,882,418
Leisure Time — 0.0%
Life Time, Inc., 144A 6.000%, 11/15/31@	2,486	2,523,665
Lodging — 1.1%
Hilton Domestic Operating Co., Inc.
144A, 5.750%, 05/01/28@	10,025	10,037,241
144A, 5.875%, 04/01/29@	3,928	4,014,004
144A, 3.750%, 05/01/29@	8,034	7,727,748
4.875%, 01/15/30	7,217	7,178,870
144A, 4.000%, 05/01/31@	7,522	7,116,635
144A, 3.625%, 02/15/32@	9,652	8,833,470
144A, 5.750%, 09/15/33@	6,121	6,202,470

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
CORPORATE BONDS — (continued)
Lodging — (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875%, 04/01/27	$3,472	$3,469,593
		54,580,031
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 144A 5.125%, 05/01/27@	9,067	9,002,545
Real Estate Investment Trusts — 0.3%
SBA Communications Corp.
3.875%, 02/15/27	8,504	8,376,035
3.125%, 02/01/29	9,983	9,371,928
SBA Tower Trust, 144A 6.599%, 11/15/52@	256	262,890
		18,010,853
Retail — 0.8%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 144A 4.750%, 06/01/27@	8,757	8,724,393
Yum! Brands, Inc.
144A, 4.750%, 01/15/30@	4,113	4,087,485
3.625%, 03/15/31	4,955	4,626,514
4.625%, 01/31/32	8,583	8,338,870
5.375%, 04/01/32	7,196	7,223,366
6.875%, 11/15/37	3,145	3,489,975
5.350%, 11/01/43	7,809	7,537,911
		44,028,514
Software — 0.4%
Capstone Borrower, Inc., 144A 8.000%, 06/15/30@	2,323	2,429,558
Ellucian Holdings, Inc., 144A 6.500%, 12/01/29@	3,541	3,597,015
Fair Isaac Corp., 144A 6.000%, 05/15/33@	3,576	3,620,590
MSCI, Inc. 5.250%, 09/01/35	6,771	6,828,752
PTC, Inc., 144A 4.000%, 02/15/28@	3,591	3,515,461
		19,991,376
TOTAL CORPORATE BONDS (Cost $382,230,662)		392,285,304

LOAN AGREEMENTS — 9.9%
Aerospace & Defense — 0.5%
TransDigm, Inc. (3 M SOFR + 2.250%) 6.252%, 03/22/30•	23,244	23,215,980
	Par (000)	Value†

Apparel — 0.3%
Varsity Brands, Inc. (1 M SOFR + 3.000%) 7.026%, 08/26/31•	$14,114	$14,106,571
Commercial Services — 0.1%
Mister Car Wash Holdings, Inc. (1 M SOFR + 2.500%) 6.663%, 03/27/31•	2,421	2,422,890
Trans Union LLC (1 M SOFR + 1.850%) 6.013%, 11/16/26•	1,012	1,012,855
		3,435,745
Diversified Financial Services — 0.4%
CPI Holdco B, LLC (1 M SOFR + 2.000%) 6.163%, 05/17/31•	13,358	13,341,569
Mariner Wealth Advisors LLC (3 M SOFR + 2.500%) 6.663%, 12/31/30•	7,525	7,536,602
		20,878,171
Environmental Control — 0.8%
Filtration Group Corp.
(1 M SOFR + 3.500%), 5.413%, 10/21/28•	6,874	8,136,028
(1 M SOFR + 2.750%), 6.913%, 10/23/28•	31,834	31,953,828
		40,089,856
Healthcare Services — 0.4%
Loire US Holdco 1, Inc. (3 M SOFR + 4.000%) 8.308%, 01/28/30•	19,513	19,522,530
Insurance — 3.2%
AmWINS Group, Inc. (3 M SOFR + 2.250%) 6.252%, 01/30/32•	33,714	33,691,618
Broadstreet Partners, Inc. (1 M SOFR + 2.750%) 6.913%, 06/13/31•	37,506	37,536,207
HUB International Ltd. (3 M SOFR + 2.250%) 6.575%, 06/20/30•	68,268	68,350,929
Ryan Specialty Group LLC (1 M SOFR + 2.000%) 6.163%, 09/15/31•	619	619,248
USI, Inc.
(3 M SOFR + 2.250%), 6.252%, 11/21/29•	13,147	13,129,153
(3 M SOFR + 2.250%), 6.252%, 09/27/30•	13,291	13,269,723
		166,596,878

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Flexibly Managed Fund
	Par (000)	Value†
LOAN AGREEMENTS — (continued)
Lodging — 0.4%
Hilton Worldwide Finance LLC (1 M SOFR + 1.750%) 5.908%, 11/08/30•	$19,717	$19,729,674
Wyndham Hotels & Resorts, Inc. (1 M SOFR + 1.750%) 5.913%, 05/24/30•	2,883	2,891,497
		22,621,171
Real Estate Investment Trusts — 0.3%
SBA Senior Finance II LLC (1 M SOFR + 1.750%) 5.920%, 01/25/31•	13,024	13,062,959
Semiconductors — 0.4%
Icon Parent I, Inc.
(3 M SOFR + 2.750%), 6.753%, 11/13/31•	18,145	18,113,153
(6 M SOFR + 5.000%), 9.205%, 11/12/32•	4,676	4,727,459
		22,840,612
Software — 3.1%
Applied Systems, Inc.
(3 M SOFR + 2.250%), 6.252%, 02/24/31•	67,763	67,781,578
(3 M SOFR + 4.500%), 8.502%, 02/23/32•	9,157	9,353,628
Ascend Learning LLC (1 M SOFR + 3.000%) 7.163%, 12/11/28•	12,453	12,434,880
AthenaHealth Group, Inc. (1 M SOFR + 2.750%) 6.913%, 02/15/29•	7,517	7,498,432
Azalea TopCo, Inc. (1 M SOFR + 3.000%) 7.163%, 04/30/31•	1,558	1,553,641
Bending Spoons US, Inc. 0.000%, 03/07/31×	168	167,916
CCC Intelligent Solutions, Inc. (1 M SOFR + 2.000%) 6.163%, 01/23/32•	4,484	4,476,731
ELLUCIAN HOLDING, Inc. (1 M SOFR + 2.750%) 6.913%, 10/09/29•	10,805	10,797,861
Epicor Software Corp. (1 M SOFR + 2.500%) 6.663%, 05/30/31•	12,970	12,980,470
Informatica LLC (1 M SOFR + 2.250%) 6.413%, 10/27/28•	4,414	4,419,288
Quartz AcquireCo LLC (3 M SOFR + 2.250%) 6.252%, 06/28/30•	3,184	3,169,913
Storable, Inc. (1 M SOFR + 3.250%) 7.413%, 04/17/31•	8,524	8,539,729
	Par (000)	Value†

Software — (continued)
UKG, Inc. (3 M SOFR + 3.000%) 7.320%, 02/10/31•	$15,891	$15,870,152
		159,044,219
TOTAL LOAN AGREEMENTS (Cost $503,995,059)		505,414,692

U.S. TREASURY OBLIGATIONS — 16.6%
U.S. Treasury Notes
3.875%, 04/30/30	83,160	83,705,738
4.000%, 05/31/30	178,669	180,804,652
3.875%, 06/30/30	173,976	175,083,738
3.875%, 07/31/30	170,750	171,817,187
3.625%, 08/31/30	85,073	84,660,530
4.000%, 06/30/32	116,227	116,848,996
4.000%, 07/31/32	39,678	39,870,190
TOTAL U.S. TREASURY OBLIGATIONS (Cost $845,871,110)		852,791,031
Number of Shares
SHORT-TERM INVESTMENTS — 1.8%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.027%)	10,360,849	10,360,849
T. Rowe Price Government Reserve Investment Fund (seven-day effective yield 4.180%)*	84,736,803	84,736,803
TOTAL SHORT-TERM INVESTMENTS (Cost $95,097,652)		95,097,652
TOTAL INVESTMENTS — 100.0% (Cost $4,692,887,203)		$5,142,719,058
Other Assets & Liabilities — (0.0)%		(1,742,164)
TOTAL NET ASSETS — 100.0%		$5,140,976,894
Number of Contracts
WRITTEN OPTIONS — (0.3)%
Call Options
TOTAL WRITTEN OPTIONS
(See open written options schedule)
(Premiums $(12,123,073))	15,360	$(15,673,749)

†	See Security Valuation Note in the most recent semi-annual or annual report.
@	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $292,882,338, which represents 5.7% of the Fund’s net assets.
*	Non-income producing security.

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Flexibly Managed Fund
††	At September 30, 2025, all or a portion of this security is pledged as collateral for OTC derivatives.
(1)	The value of this security was determined using significant unobservable inputs .
#	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2025, the aggregate value of restricted securities was $26,017,929 which represented 0.5% of the Fund's net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.
Investment	Date of Acquisition	Cost	Value
Waymo LLC, Series A-2	05/08/20	$21,086,237	$26,017,929
•	Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps. For loan agreements, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
×	This loan will settle after September 30, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
ADR— American Depositary Receipt.
CMT— Constant Maturity Treasury.
CONV— Convertible Security.
LLC— Limited Liability Company.
M— Month.
MSCI— Morgan Stanley Capital International.
PLC— Public Limited Company.
S.E.— Societas Europaea.
SOFR— Secured Overnight Financing Rate.
UST— US Treasury.
Yr— Year.

Open written options contracts held by the Fund at September 30, 2025 are as follows:
Open Written Options
Over-the-counter
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
Abbott Laboratories,(1)	493	$6,409,000	$130	01/16/26	$(456,518)
Abbott Laboratories,(1)	258	3,612,000	140	01/16/26	(107,070)
Abbott Laboratories,(1)	244	3,538,000	145	01/16/26	(59,536)
Advanced Micro Devices, Inc.,(2)	258	4,515,000	175	01/16/26	(318,114)
Advanced Micro Devices, Inc.,(2)	258	4,644,000	180	01/16/26	(278,640)
Alphabet, Inc.,(6)	258	5,289,000	205	01/16/26	(1,123,590)
Alphabet, Inc.,(6)	258	5,547,000	215	01/16/26	(915,900)
Amazon.com, Inc.,(3)	258	6,450,000	250	01/16/26	(148,350)
Amazon.com, Inc.,(3)	258	6,708,000	260	01/16/26	(101,910)
Amphenol Corp.,(6)	149	1,713,500	115	01/16/26	(222,010)
Amphenol Corp.,(6)	149	1,788,000	120	01/16/26	(184,760)
Apple, Inc.,(2)	258	6,063,000	235	01/16/26	(719,820)
Apple, Inc.,(2)	258	6,321,000	245	01/16/26	(537,930)
Canadian Natural Resources Ltd.,(2)	776	2,522,000	33	01/16/26	(124,160)
Canadian Natural Resources Ltd.,(2)	776	2,716,000	35	01/16/26	(65,960)
Cencora, Inc.,(6)	165	4,290,000	260	01/16/26	(927,300)
Cencora, Inc.,(6)	127	3,429,000	270	01/16/26	(605,790)
CenterPoint Energy, Inc.,(1)	1,304	4,564,000	35	12/19/25	(560,720)
Danaher Corp.,(6)	207	4,554,000	220	01/16/26	(117,990)
Danaher Corp.,(6)	288	9,504,000	330	01/16/26	(24,480)
DTE Energy Co.,(7)	427	6,191,500	145	01/16/26	(145,180)
Eli Lilly & Co.,(3)	20	1,700,000	850	01/16/26	(59,000)
Eli Lilly & Co.,(3)	20	1,780,000	890	01/16/26	(39,300)

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Flexibly Managed Fund
Call Options
Description	# of Contracts	Notional	Exercise Price	Expiration Date	Value
GE HealthCare Technologies, Inc.,(7)	299	$2,915,250	$98	01/16/26	$(5,980)
GE HealthCare Technologies, Inc.,(7)	274	2,740,000	100	01/16/26	(1,370)
Ingersoll Rand, Inc.,(7)	362	3,439,000	95	01/16/26	(39,820)
Ingersoll Rand, Inc.,(7)	362	3,620,000	100	01/16/26	(5,430)
Intuit, Inc.,(6)	51	4,284,000	840	01/16/26	(23,460)
Intuit, Inc.,(6)	51	4,386,000	860	01/16/26	(19,380)
Lockheed Martin Corp.,(1)	65	3,250,000	500	01/16/26	(167,700)
Lockheed Martin Corp.,(1)	99	5,148,000	520	01/16/26	(166,815)
Lockheed Martin Corp.,(1)	109	5,232,000	480	06/18/26	(552,630)
Lockheed Martin Corp.,(1)	108	5,400,000	500	06/18/26	(447,552)
Mastercard, Inc.,(2)	109	6,322,000	580	01/16/26	(276,642)
Mastercard, Inc.,(2)	103	6,025,500	585	01/16/26	(229,175)
Mastercard, Inc.,(2)	103	6,283,000	610	01/16/26	(136,475)
Mastercard, Inc.,(2)	54	3,348,000	620	01/16/26	(56,160)
Mastercard, Inc.,(2)	102	6,528,000	640	01/16/26	(62,730)
Mastercard, Inc.,(2)	102	6,834,000	670	06/18/26	(136,170)
McKesson Corp.,(4)	41	2,706,000	660	01/16/26	(504,300)
McKesson Corp.,(4)	40	2,720,000	680	01/16/26	(424,000)
McKesson Corp.,(4)	51	3,876,000	760	01/16/26	(238,170)
McKesson Corp.,(4)	51	3,978,000	780	01/16/26	(207,672)
Meta Platforms, Inc.,(5)	103	7,982,500	775	01/16/26	(417,665)
Meta Platforms, Inc.,(5)	103	8,343,000	810	01/16/26	(293,138)
Microsoft Corp.,(5)	103	5,819,500	565	01/16/26	(108,871)
Microsoft Corp.,(5)	103	6,077,000	590	01/16/26	(57,680)
NVIDIA Corp.,(4)	284	5,396,000	190	01/16/26	(448,720)
NVIDIA Corp.,(4)	284	5,680,000	200	01/16/26	(329,440)
Salesforce, Inc.,(4)	58	1,682,000	290	01/16/26	(26,970)
Salesforce, Inc.,(4)	58	1,740,000	300	01/16/26	(20,590)
Starbucks Corp.,(7)	414	4,140,000	100	01/16/26	(65,826)
Starbucks Corp.,(7)	978	10,269,000	105	01/16/26	(97,800)
Starbucks Corp.,(7)	235	2,937,500	125	01/16/26	(940)
The Cigna Group,(7)	103	3,399,000	330	01/16/26	(56,650)
Veralto Corp.,(6)	155	1,705,000	110	01/16/26	(20,925)
Visa, Inc.,(4)	164	5,904,000	360	01/16/26	(169,904)
Visa, Inc.,(4)	155	5,735,000	370	01/16/26	(103,850)
Visa, Inc.,(4)	153	5,814,000	380	01/16/26	(70,380)
Visa, Inc.,(4)	178	6,942,000	390	01/16/26	(64,970)
Visa, Inc.,(4)	155	6,200,000	400	01/16/26	(31,155)
Visa, Inc.,(4)	153	6,043,500	395	06/18/26	(148,716)
Vulcan Materials Co.,(5)	129	3,741,000	290	12/19/25	(336,690)
Vulcan Materials Co.,(5)	129	3,870,000	300	12/19/25	(231,555)
Willis Towers Watson PLC,(1)	50	1,650,000	330	01/16/26	(135,000)
Willis Towers Watson PLC,(1)	50	1,700,000	340	01/16/26	(101,000)
Workday, Inc.,(7)	207	5,382,000	260	01/16/26	(223,560)
Workday, Inc.,(7)	207	5,589,000	270	01/16/26	(158,355)
Yum! Brands, Inc.,(7)	192	2,784,000	145	01/16/26	(238,080)
Yum! Brands, Inc.,(7)	351	5,616,000	160	01/16/26	(143,910)
Yum! Brands, Inc.,(7)	103	1,699,500	165	01/16/26	(25,750)
Total Written Options					$(15,673,749)

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2025 (Unaudited)
Flexibly Managed Fund
(1)	Counterparty - Bank of America
(2)	Counterparty - Barclays
(3)	Counterparty - Citigroup
(4)	Counterparty - Goldman Sachs
(5)	Counterparty - JP Morgan
(6)	Counterparty - UBS Securities
(7)	Counterparty - Wells Fargo